Investment Objectives and Goals	Nov. 30, 2025
MarketDesk Focused U.S. Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	MARKETDESK FOCUSED U.S. DIVIDEND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MarketDesk Focused U.S. Dividend ETF (the “Fund”) seeks capital appreciation with a higher dividend yield compared to a broad-based index of U.S. large-cap dividend paying securities.
MarketDesk Focused U.S. Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	MARKETDESK FOCUSED U.S. MOMENTUM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MarketDesk Focused U.S. Momentum ETF (the “Fund”) seeks long-term capital appreciation.